Investment Strategy	Jan. 31, 2026
The Brinsmere Fund - Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed fund of funds, which seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Fund systematically adjusts its holdings using three proprietary strategies developed and run independently by the Fund’s investment adviser, The Milwaukee Company (the “Adviser”). Those strategies are the Systematic Market Beta Strategy (“SMB”), the Classic Asset Allocation Revisited Strategy (“CAAR”), and the Structured International Strategy (“SIS”). SMB, CAAR, and SIS systematically rebalance the underlying funds in which the Fund may invest based on a set of proprietary risk-management techniques. The Adviser may occasionally deviate from the model portfolio directed by a strategy’s algorithm, in the Adviser’s sole discretion, when the data utilized by the strategy does not reflect current market conditions.
The underlying funds in which the SMB strategy may invest represent distinct asset classes, such as (1) the aggregate U.S. equity market, (2) large-cap U.S. equities (including growth, value, dividend, Environmental Social and Governance (“ESG”), and factor-oriented strategies), (3) mid- and small-cap U.S. equities, (4) U.S. real estate sector equities, including real estate investment trusts (“REITs”), through a broad real estate index-based ETF, (5) the aggregate U.S. bond market, (6)
U.S. Treasuries, (7) fixed income (including investment grade, lower-rated, emerging markets, and specialty credit exposures) and (8) diversified commodity exposure through No K-1 ETFs, which may hold futures contracts.
The underlying funds in which the CAAR strategy may invest represent distinct asset classes, such as (1) large-cap U.S. equities, (2) mid-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. mortgage-backed securities, (5) the aggregate foreign equity market, (6) foreign developed market equities, (7) foreign emerging market equities, (8) the aggregate U.S. bond market, (9) the inverse U.S. bond market, (10) U.S. Treasuries, (11) gold, and (12) managed futures.
The underlying funds in which the SIS strategy may invest represent distinct asset classes, such as (1) large-cap foreign equities, (2) mid-cap foreign equities, (3) small-cap foreign equities, (4) the aggregate foreign equity market, (5) foreign developed market equities, (6) foreign emerging market equities, (7) short-term U.S. Treasuries, and (8) other cash equivalents.
The underlying funds in which a proprietary strategy may invest to achieve certain exposures, such as inverse bond, commodity, or managed futures, may utilize derivative instruments, such as futures contracts and options.
Depending upon market conditions, the SMB and CAAR strategies may be entirely allocated to developed countries.
The Adviser plans to allocate the Fund’s portfolio using a combination of (i) a growth-oriented version of the SMB strategy, (ii) a growth-oriented version of the CAAR strategy, and (iii) the SIS strategy. The amount allocated to each strategy will be determined at the Adviser’s discretion but will be guided by the Adviser’s assessment of portfolio risk, market movements, relative value, and other considerations.
SMB
SMB is a rules-based, systematic asset allocation investment strategy that seeks to provide exposure to U.S. market beta within a growth-oriented asset allocation framework, while seeking to reduce risk exposure during elevated market risk. SMB’s goal is to capture market beta, while limiting volatility by hedging the risk of an extended bear market for stocks, bonds, or both. For the Fund, the Adviser utilizes a growth-oriented version of SMB (“SMB-G”), which has a higher allocation to equities than SMB.
SMB-G adjusts asset class exposures based on its assessment of market conditions. SMB-G assesses market risk through the application of systematic, model-driven approaches developed by the Adviser that evaluate a range of market-based inputs, which may include measures of trend, volatility, valuation, interest rates, macroeconomic conditions, and combinations of these indicators within the Adviser’s systematic models.
The Fund, through its exposure to the underlying funds, can invest in fixed income securities with varying quality and maturity when evolving or unusual market conditions warrant adjustments. While the strategy seeks to manage downside risk and portfolio volatility over time, it may not achieve that objective.
CAAR
CAAR is a rules-based, systematic asset allocation investment strategy that seeks to balance diversification, risk control, and return potential and systematically adapt its portfolio to changing market conditions. The Fund uses a version of CAAR that seeks to maintain a growth-oriented portfolio (“CAAR-G”) with the highest expected return for a given set of constraints that are consistent with a growth-oriented investment objective.
CAAR-G employs a rules-based portfolio construction process that evaluates expected risk, return characteristics, and diversification benefits across asset classes. CAAR-G uses quantitative models and defined constraints to construct and periodically rebalance portfolios in a manner designed to align with a growth-oriented overall risk posture while maintaining broad diversification. The proprietary quantitative analytics may consider a range of inputs, including historical relationships among asset classes, forward-looking assumptions, and risk-based measures. CAAR-G also considers stock market volatility as measured by the recent values of the VIX® Index, a market-based estimate of 30-day expected volatility of a basket consisting of the 500 largest U.S. companies.
Allocation decisions are implemented with a framework intended to promote consistency, capital efficiency, and disciplined asset allocation over time.
The Adviser may vary from model-derived asset allocations when evolving or unusual market conditions warrant adjustments. While the strategy seeks to balance return potential with prudent risk control, it may not achieve that objective.
SIS
SIS is a rules-based, systematic asset allocation investment strategy that seeks to deliver diversified participation in developed and emerging international equity markets through a thoughtfully constructed international portfolio.
SIS maintains broad equity exposure under normal market conditions and rebalances periodically in accordance with defined proprietary allocation guidelines. Although the strategy operates within a structured framework, the Adviser may reduce the strategy’s equity exposure or allocate to other less volatile investments when, in its discretion, evolving or unusual market conditions warrant doing so. While the strategy seeks to provide long-term capital appreciation through international equity exposure, it may not achieve that objective.

The Brinsmere Fund - Conservative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed fund of funds, which seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Fund systematically adjusts its holdings using three proprietary strategies developed and run independently by the Fund’s investment adviser, The Milwaukee Company (the “Adviser”). Those strategies are the Systematic Market Beta Strategy (“SMB”), the Classic Asset Allocation Revisited Strategy (“CAAR”), and the Structured International Strategy (“SIS”). SMB, CAAR, and SIS systematically rebalance the underlying funds in which the Fund may invest based on a set of proprietary risk-management techniques. The Adviser may occasionally deviate from the model portfolio directed by a strategy’s algorithm, in the Adviser’s sole discretion, when the data utilized by the strategy does not reflect current market conditions.
The underlying funds in which the SMB strategy may invest represent distinct asset classes, such as (1) the aggregate U.S. equity market, (2) large-cap U.S. equities (including growth, value, dividend, Environmental Social and Governance (“ESG”), and factor-oriented strategies), (3) mid- and small-cap U.S. equities, (4) U.S. real estate sector equities, including real estate investment trusts (“REITs”), through a broad real estate index-based ETF, (5) the aggregate U.S. bond market, (6) U.S. Treasuries, (7) fixed income (including investment grade, lower-rated, emerging markets, and specialty credit exposures) and (8) diversified commodity exposure through No K-1 ETFs, which may hold futures contracts.
The underlying funds in which the CAAR strategy may invest represent distinct asset classes, such as (1) large-cap U.S. equities, (2) mid-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. mortgage-backed securities, (5) the aggregate foreign equity market, (6) foreign developed market equities, (7) foreign emerging market equities, (8) the aggregate U.S. bond market, (9) the inverse U.S. bond market, (10) U.S. Treasuries, (11) gold, and (12) managed futures.
The underlying funds in which the SIS strategy may invest represent distinct asset classes, such as (1) large-cap foreign equities, (2) mid-cap foreign equities, (3) small-cap foreign equities, (4) the aggregate foreign equity market, (5) foreign developed market equities, (6) foreign emerging market equities, (7) short-term U.S. Treasuries, and (8) other cash equivalents.
The underlying funds in which a proprietary strategy may invest to achieve certain exposures, such as inverse bond, commodity, or managed futures, may utilize derivative instruments, such as futures contracts and options.
Depending upon market conditions, the SMB and CAAR strategies may be entirely allocated to developed countries.
The Adviser plans to allocate the Fund’s portfolio using a combination of (i) a conservative-oriented version of the SMB strategy, (ii) a conservative-oriented version of the CAAR strategy, and (iii) the SIS strategy. The amount allocated to each strategy will be determined at the Adviser’s discretion but will be guided by the Adviser’s assessment of portfolio risk, market movements, relative value, and other considerations.
SMB
SMB is a rules-based, systematic asset allocation investment strategy that seeks to provide exposure to U.S. market beta within a conservative asset allocation framework, while seeking to reduce risk exposure during elevated market risk. SMB’s goal is to capture market beta, while limiting volatility by hedging the risk of an extended bear market for stocks, bonds, or both. For the Fund, the Adviser utilizes a conservative-oriented version of SMB (“SMB-C”), which has a lower allocation to equities than SMB.
SMB-C adjusts asset class exposures based on its assessment of market conditions that are reflective of the broad stock and bond markets. SMB-C assesses market risk through the application of systematic, model-driven approaches developed by the Adviser that evaluate a range of market-based inputs, which may include measures of trend, volatility, valuation, interest rates, macroeconomic conditions, and combinations of these indicators within the Adviser’s systematic models.
The Fund, through its exposure to the underlying funds, can invest in fixed income securities with varying quality and maturity when evolving or unusual market conditions warrant adjustments. While the strategy seeks to manage downside risk and portfolio volatility over time, it may not achieve that objective.
CAAR
CAAR is a rules-based, systematic asset allocation investment strategy that seeks to balance diversification, risk control, and return potential and systematically adapt its portfolio to changing market conditions. The Fund uses a version of CAAR that seeks to maintain a conservative portfolio (“CAAR-C”) with the highest expected return for a given set of constraints that are consistent with a conservative investment objective.
CAAR-C employs a rules-based portfolio construction process that evaluates expected risk, return characteristics, and diversification benefits across asset classes. CAAR-C uses quantitative models and defined constraints to construct and periodically rebalance portfolios in a manner designed to align with a conservative overall risk posture while maintaining broad diversification. The proprietary quantitative analytics may consider a range of inputs, including historical relationships among asset classes, forward-looking assumptions, and risk-based measures. CAAR-C also considers stock market volatility as measured by the recent values of the VIX® Index, a market-based estimate of 30-day expected volatility of a basket consisting of the 500 largest U.S. companies.
Allocation decisions are implemented with a framework intended to promote consistency, capital efficiency, and disciplined risk management over time.
The Adviser may vary from model-derived asset allocations when evolving or unusual market conditions warrant adjustments. While the strategy seeks to balance return potential with prudent risk control, it may not achieve that objective.
SIS
SIS is a rules-based, systematic asset allocation investment strategy that seeks to deliver diversified participation in developed and emerging international equity markets through a thoughtfully constructed international portfolio.
SIS maintains broad equity exposure under normal market conditions and rebalances periodically in accordance with defined allocation guidelines. Although the strategy operates within a structured framework, the Adviser may reduce the strategy’s equity exposure or allocate to other less volatile investments when, in its discretion, evolving or unusual market conditions warrant doing so. While the strategy seeks to provide long-term capital appreciation through international equity exposure, it may not achieve that objective.